Property and Equipment, Net	12 Months Ended
Dec. 31, 2017
Property and Equipment, Net

7. Property and Equipment, Net

Property and equipment, net consists of the following:

	As of December 31, (Amount in Thousands)
	2016	2017	2017
	RMB	RMB	US$
Leasehold improvements	138,813	150,388	23,114
Furniture, fixtures and equipment	85,469	106,061	16,301
Motor vehicles	49,940	83,309	12,804
Software	64,018	75,306	11,574
Property	—	53,266	8,188
	338,240	468,330	71,981
Accumulated depreciation	(129,856)	(191,385)	(29,415)
	208,384	276,945	42,566
Construction in progress	35,106	26,404	4,058
Property and equipment, net	243,490	303,349	46,624

Depreciation expense was RMB34,418, RMB61,320 and RMB 81,964 for the years ended December 31, 2015, 2016 and 2017, respectively.